Nature Of Business	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Business

NOTE 2 - NATURE OF BUSINESS

The Company was incorporated under the laws of the state of Delaware on November 29, 2011, under the name Quatra-Rad, Inc. and amended its Certificate of Incorporation on February 29, 2012 to change its name to Quarta-Rad, Inc. On July 16, 2012, the Company amended and restated its Certificate of Incorporation to increase its authorized shares of common stock to 50,000,000, $0.0001 par value, from 1,500, no par value and effected a 1,000 to 1 forward split. The Company has limited operations and is developing a business plan to distribute detection devices, including but not limited to Geiger counters, to homeowners and interested customers in North America. The Company intends to target homebuilders and home renovation contractors. To date, its business activities have been limited to organizational matters. It is considered a development stage enterprise and has not yet realized any revenues from its planned operations.